Certain risks and concentration - Additional Information (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Concentration Risk [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	[1]	50.00%
Retained earnings and distributable reserves		$ (74,526)	$ (36,704)
Number of top customers accounted for net revenues | Customer		10
Accounts Payable,Inter-companies Balance, Current		$ 18,704,000	9,360,000
Accrued Liabilities and Other Liabilities, Inter-companies Balance		$ 74,394,000	$ 91,477,000
Net revenues [Member] | Customer concentration risk [Member]
Concentration Risk [Line Items]
Percentage of net revenues accounted from customers		27.00%	18.00%	26.00%
Variable Interest Entity, Primary Beneficiary [Member]
Concentration Risk [Line Items]
Retained earnings and distributable reserves		$ 32,222,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Concentration Risk [Line Items]
Retained earnings and distributable reserves			$ 2,541,000

[1]	In June 2017, the Group disposed of entire interests (10%) in Kushiduo with a carrying value of USD 383,000 at a consideration of approximately USD 191,500. As a result of the disposal, the Group recognized in a disposal loss of USD 191,500 in the other income, net (Note 23).